Overview of the Company (Details) - CNY (¥)							1 Months Ended
	Apr. 01, 2021	Oct. 09, 2019	Jul. 07, 2019	May 05, 2019	Aug. 03, 2018	Nov. 03, 2017	Mar. 30, 2022	Oct. 29, 2021
Overview of the Company (Details) [Line Items]
Consideration amount (in Yuan Renminbi)	¥ 600,000
Mr. Yu Han holding [Member]
Overview of the Company (Details) [Line Items]
Equity ownership interest		85.00%
Koulin Han holding [Member]
Overview of the Company (Details) [Line Items]
Equity ownership interest		15.00%
Taikexi [Member]
Overview of the Company (Details) [Line Items]
Ownership percentage						60.00%
Guanpeng [Member]
Overview of the Company (Details) [Line Items]
Interest rate					51.00%
Shengyuan [Member]
Overview of the Company (Details) [Line Items]
Interest rate				49.00%
DachengLiantong [Member]
Overview of the Company (Details) [Line Items]
Interest rate			80.00%
Xuzhihang [Member]
Overview of the Company (Details) [Line Items]
Equity ownership interest	100.00%
Mr. Qiang Huang [Member]
Overview of the Company (Details) [Line Items]
Equity ownership interest	60.00%
Metalpha [Member]
Overview of the Company (Details) [Line Items]
Ownership percentage								51.00%
Hangzhou Xu Zhihang [Member]
Overview of the Company (Details) [Line Items]
Equity ownership interest							60.00%
Ownership percentage							60.00%